Share reserve - Summary of Inputs Into Black Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2022 yr $ / shares
Disclosure Of Inputs Into Black Scholes Option Pricing Model [Line Items]
Dividend yield	0.00%
Option life | yr	10
Bottom of range [member]
Disclosure Of Inputs Into Black Scholes Option Pricing Model [Line Items]
Share prices	$ 5.78	[1]
Exercise price	$ 3.45	[1]
Expected volatilities	32.00%
Annual risk-free interest rates	1.61%
Top of range [member]
Disclosure Of Inputs Into Black Scholes Option Pricing Model [Line Items]
Share prices	$ 8.32	[1]
Exercise price	$ 8.81	[1]
Expected volatilities	42.00%
Annual risk-free interest rates	2.18%

[1]	Retrospectively adjusted to give effect to the impact of share exchange